Debt Short-term Financing (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 U.S. Commercial Paper Program [Member]	Dec. 31, 2013 U.S. Commercial Paper Program [Member] Weighted Average [Member]	Dec. 31, 2013 Other Debt [Member]	Dec. 31, 2012 Other Debt [Member]
Short-term Financing [Line Items]
Short-term Borrowings						$ 280,000,000	$ 91,700,000
Short-term Borrowings, Weighted Average Interest Rate						0.58%	1.01%
Line of Credit Facility, Remaining Borrowing Capacity						60,800,000
Interest Rate at Period End					0.47%
Maximum Period to Maturity Allowed Under Program				397 days
Principal Outstanding	10,491,900,000	7,104,800,000		250,000,000
Short-term Debt, Period to Maturity					12 days
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			1,500,000,000
Line of Credit Facility, Expiration Date			Jul. 31, 2018
Debt, Covenant, Maximum Consolidated Total Leverage Ratio of Debt to EBITDA			3.5
Debt, Covenant, Maximum Consolidated Total Leverage Ratio of Debt to EBITDA First Six Months			5.5
Debt, Covenant, Maximum Consolidated Total Leverage Ratio Of Debt To EBITDA After Eighteen Months			3.5
Debt, Covenant, Minimum Consolidated Interest Coverage Ratio			3
Letters of Credit Outstanding, Amount			43,000,000
Line of Credit Facility, Amount Outstanding			$ 0